Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 shares
Numerator:
Net loss attributable to Cheetah Mobile Inc.	¥ (257,713)	$ (36,851)	¥ (617,557)	¥ (602,898)
Effect arising from dividends declared on share awards of consolidated subsidiaries | ¥			156	(107)
Accretion of redeemable noncontrolling interests | ¥	¥ (7,835)		(7,997)
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ (625,398)	¥ (603,005)
Denominator:
Weighted average number of ordinary shares outstanding	1,533,473,068	1,533,473,068	1,503,054,847	1,472,615,281
Losses per share-basic | ¥ / shares			¥ (0.4161)	¥ (0.4095)
Weighted Average Number of Shares Outstanding, Basic	1,533,473,068	1,533,473,068	1,503,054,847	1,472,615,281
Weighted Average Number of Shares Outstanding, Diluted	1,533,473,068	1,533,473,068	1,503,054,847	1,472,615,281
Losses per share-diluted | ¥ / shares			¥ (0.4162)	¥ (0.41)
Numerator:
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ (625,398)	¥ (603,005)
Dilution effect arising from share-based awards issued by subsidiaries | ¥			(164)	(699)
Net loss attributable to ordinary shareholders | ¥			¥ (625,562)	¥ (603,704)
ADS
Denominator:
Weighted average number of ordinary shares outstanding			30,061,097	29,452,306
Losses per share-basic | ¥ / shares			¥ (20.8042)	¥ (20.474)
Weighted Average Number of Shares Outstanding, Basic			30,061,097	29,452,306
Weighted Average Number of Shares Outstanding, Diluted			30,061,097		29,452,306
Losses per share-diluted | ¥ / shares			¥ (20.8097)	¥ (20.4977)
Common Class A [Member]
Numerator:
Net loss attributable to Cheetah Mobile Inc.	¥ (84,749)	$ (12,119)
Effect arising from dividends declared on share awards of consolidated subsidiaries	(1,150)	(164)
Accretion of redeemable noncontrolling interests	(2,577)	(369)
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (88,476)	$ (12,652)
Denominator:
Weighted average number of ordinary shares outstanding	504,283,545	504,283,545
Losses per share-basic | (per share)	¥ (0.1754)	$ (0.0251)
Weighted Average Number of Shares Outstanding, Basic	504,283,545	504,283,545
Conversion of Class B into Class A ordinary shares	1,029,189,523	1,029,189,523
Weighted Average Number of Shares Outstanding, Diluted	1,533,473,068	1,533,473,068
Losses per share-diluted | (per share)	¥ (0.1764)	$ (0.0252)
Numerator:
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (88,476)	$ (12,652)
Dilution effect arising from share-based awards issued by subsidiaries	(465)	(66)
Reallocation of net loss as a result of conversion of Class B into Class A ordinary shares	(181,518)	(25,956)
Net loss attributable to ordinary shareholders	¥ (270,459)	$ (38,674)
Common Class A [Member] | ADS
Denominator:
Weighted average number of ordinary shares outstanding	30,669,461	30,669,461
Losses per share-basic | (per share)	¥ (8.7724)	$ (1.255)
Weighted Average Number of Shares Outstanding, Basic	30,669,461	30,669,461
Weighted Average Number of Shares Outstanding, Diluted	30,669,461	30,669,461
Losses per share-diluted | (per share)	¥ (8.8185)	$ (1.26)
Common Class B [Member]
Numerator:
Net loss attributable to Cheetah Mobile Inc.	¥ (172,964)	$ (24,732)
Effect arising from dividends declared on share awards of consolidated subsidiaries	(2,347)	(336)
Accretion of redeemable noncontrolling interests	(5,258)	(752)
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (180,569)	$ (25,820)
Denominator:
Weighted average number of ordinary shares outstanding	1,029,189,523	1,029,189,523
Losses per share-basic | (per share)	¥ (0.1754)	$ (0.0251)
Weighted Average Number of Shares Outstanding, Basic	1,029,189,523	1,029,189,523
Weighted Average Number of Shares Outstanding, Diluted	1,029,189,523	1,029,189,523
Losses per share-diluted | (per share)	¥ (0.1764)	$ (0.0252)
Numerator:
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (180,569)	$ (25,820)
Dilution effect arising from share-based awards issued by subsidiaries	(949)	(136)
Net loss attributable to ordinary shareholders	¥ (181,518)	$ (25,956)